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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

ING Separate Portfolios (SPorts) Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

May 31, 2013

Class I

■	ING Retirement Solution 2020 Fund
■	ING Retirement Solution 2025 Fund
■	ING Retirement Solution 2030 Fund
■	ING Retirement Solution 2035 Fund
■	ING Retirement Solution 2040 Fund
■	ING Retirement Solution 2045 Fund
■	ING Retirement Solution 2050 Fund
■	ING Retirement Solution 2055 Fund
■	ING Retirement Solution Income Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Portfolio Managers’ Reports	4
Shareholder Expense Examples	15
Report of Independent Registered Public Accounting Firm	17
Statements of Assets and Liabilities	18
Statements of Operations	21
Statements of Changes in Net Assets	24
Financial Highlights	27
Notes to Financial Statements	28
Portfolios of Investments	36
Tax Information	45
Trustee and Officer Information	46
Shareholder Meeting Information	50
Advisory Contract Approval Discussion	56

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
June 4, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  YEAR ENDED MAY 31, 2013

The fiscal year commenced with global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, nearing the end of an 11% slump over two months. From early June a dramatic recovery emerged despite slow, patchy improvements in economic data, out of the ultra-low interest rate policies of central banks from the U.S. to the U.K. to the European Central Bank (“ECB”). Early in 2013 the Bank of Japan joined in, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Investors responded by ratcheting their risk exposures higher in search of return. For the fiscal year, the index surged 29.75%. (The MSCI World IndexSM returned 27.77% for the one year ended May 31, 2013, measured in U.S. dollars.)

Much of the strength in global equities rested on a recovery in the euro zone after ECB President Draghi’s July pronouncement, amid waves of pessimism about the euro zone’s ability to survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., in September, Federal Reserve Chairman Bernanke announced a third round of quantitative easing, open-ended and data specific. An additional $40 billion of agency mortgage-backed securities would be purchased monthly until and even after the labor market improved “substantially,” a target later refined to 6.5% unemployment. Exceptionally low policy interest rates would extend to at least mid-2015.

Against this backdrop, sentiment ebbed and flowed with economic data, which seemed to be improving but without much conviction. The May employment report, showing the creation of an encouraging monthly average of 212,000 new jobs, was tempered by an unemployment rate still high at 7.5% and a decades-low labor participation rate. The highest consumer confidence indices in five years contrasted with stagnant consumer spending and retail sales. Gross domestic product (“GDP”) grew at 2.4% in the first quarter. This lackluster growth would probably decelerate in the second.

Bucking the directionless trend was the housing market, which was clearly on the mend. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 10.9% year-over-year gain, the most since 2006, with reports of demand outstripping supply in formerly hard-hit regions.

There was little cheer on the political front. The newly elected U.S. Congress looked rather like the old one, not least in the hard attitudes that many feared would push the economy off the “Fiscal Cliff,” a year-end cocktail of deflationary tax increases and spending cuts, only averted on the last day of 2012. But in March large, indiscriminate federal spending cuts were initiated, the creeping chill from which was being blamed for the tepid economy as the fiscal year ended.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds rose just 0.91% in the fiscal year, with the sub-indices relating to Treasuries and mortgages recording small losses. The Barclays U.S. Corporate Investment Grade Bond Index, a sub-index of Barclay’s Aggregate, added 4.60%. By contrast the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate Index) returned 14.82%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 27.28% over the year, having at last, on March 28, eclipsed the all-time closing high achieved on October 9, 2007. All sectors rose, led by financials with a gain of 44.57% and healthcare 36.12%, while utilities 9.48% and technology 15.12% lagged the most. Operating earnings per share for S&P 500® companies set a record in the second quarter of 2012, before falling 9% by the fourth. But with 99% of companies having reported by the end of May, earnings for the first quarter of 2013 would surely post another new high.

In currency markets over the 12 months, the dollar fell 4.88% against the euro, which was boosted by Mr. Draghi’s declaration in July. The dollar edged up 1.36% against the pound. Moody’s relieved the U.K. of its Aaa credit rating as policymakers struggled to reduce its budget deficit despite the regime of austerity. But the dollar leapt 28.26% over the yen in anticipation of aggressive monetary easing in Japan.

In international markets, the MSCI Japan® Index exploded to the upside by 62.66%. Investors hoped new Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again, would gain traction. It was an uphill climb however, as the core consumer price index was reported in May as having fallen for the sixth straight month. The MSCI Europe ex UK® Index rose 33.76%, Mr Draghi’s words having been perceived to remove the existential threat to the euro. There was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, the range gaping from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index soared 28.24%, with strength in financials and the consumer sectors more than offsetting weakness in mining and energy. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in a rather brighter first quarter of 2013.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays U.S. Corporate Investment Grade Bond Index
The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index, S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index and S&P Target Date 2050+ Index	Each seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050 and beyond 2050 retirement horizon, respectively.

ING RETIREMENT SOLUTION FUNDS	PORTFOLIO MANAGERS’ REPORT

The ING Retirement Solution Funds consist of ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund and ING Retirement Solution 2055 Fund and ING Retirement Solution Income Fund (each a “Fund” or collectively, the “Funds” or the “Funds”). Each Fund seeks to achieve its investment objective by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, Chief Investment Officer and CFA and Heather Hackett, Vice President and CFA and Halvard Kvaale, CIMA, Portfolio Managers, of ING Investment Management Co. LLC — the Sub-Adviser.

The Funds seek to achieve their investment objective by investing in a combination of underlying funds (“Underlying Funds”) according to target allocations determined by the Sub-Adviser. With the exception of ING Retirement Solution Income Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ equity and fixed-income allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its end-date, the target allocation is anticipated to be the same as that of ING Retirement Solution Income Fund, which is equal to approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: The Funds were launched on December 20, 2012. For the reporting period from inception through fiscal year-end on May 31, 2013, we made a number of short- and long-term asset allocation moves. At inception, we initiated an overweight to U.S. large value, international developed equities, emerging markets and U.S. high yield bonds; funded by an underweight to U.S. large core and growth, as well as core U.S. fixed income. We increased our position in high yield at the beginning of January as we believed that high coupon rates, hovering around nine percent, would provide an attractive cushion against the perceived risk of lower quality.

At the end of January, we decided to make the overweight to international developed equities a permanent, strategic weight in advance of our annual review process. Additionally, we moved to a neutral position in U.S. large cap and emerging markets in March. As the calendar quarter progressed, the domestic earnings season was stronger than expected and political issues in the United States did not turn out as negatively as we had feared. We removed our overweight to U.S. large value and underweight to U.S. large growth in late February, as the position hit our profit target and we decided to take profits.

In March, we removed commodities as a strategic asset allocation. We believed the diversification benefits of this asset class had decreased; we expected increased supply and weakened global demand to be a headwind for this asset class going forward. Following a stronger-than-expected first quarter, we moved to a defensive posture by reducing our position in U.S. large-cap value equity and mid-cap equity because a number of economic indicators around the globe had softened.

As part of our annual view process the Fund portfolios glided down, resulting in lower equity allocations for the 2025 and 2035 Funds at the beginning of May. As the fiscal period came to its end, we moved to an overweight position in equity and underweighted core fixed income, since economic data had improved substantially in the U.S. and to a lesser extent internationally. We increased our overweight to U.S. large-cap core equity at the end of May, funded by an underweight to emerging markets due to economic weakness in China. Overall, short-term asset allocation moves had a slight negative impact on performance during the period.

Within the mid- and large-cap asset classes, value stock Funds outperformed growth stock Funds; however, in small-cap, growth stocks performed better than value stocks. In fixed income classes high yield bonds outperformed investment grade.

During the reporting period, the relative performance for of the underlying active equity managers was weak versus their respective benchmarks as well as relative to fixed income managers’ performance in the Funds. ING Mid Cap Value Fund’s performance was affected by a combination of weak security selection and residual sector allocation effects. ING International Core Fund’s weak security selection was offset by successful sector allocation decisions. While underlying high yield managers’ relative performance was detractive, the underlying intermediate fixed income manager’s relative performance was additive.

Current Strategy and Outlook: We continue to expect modest U.S. economic growth in 2013 driven by recovery in housing, consumption and business investment. We believe Europe may swing from a mild recession in 2012 to slow growth over the next year. We believe there is little risk of serious inflation or deflation over the next year. The Federal Reserve is anticipated to continue with its asset purchase program until mid-2014 at the earliest. We see little chance of a policy reversal toward tightening before 2015. Risks remain high because of structural, cyclical and policy problems around the world.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

PORTFOLIO MANAGERS’ REPORT	ING RETIREMENT SOLUTION FUNDS

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception December 20, 2012
ING Retirement Solution 2020 Fund, Class I	6.00%
S&P Target Date 2020 Index	6.45%
ING Retirement Solution 2025 Fund, Class I	6.87%
S&P Target Date 2025 Index	7.36%
ING Retirement Solution 2030 Fund, Class I	8.03%
S&P Target Date 2030 Index	8.21%
ING Retirement Solution 2035 Fund, Class I	8.48%
S&P Target Date 2035 Index	8.75%
ING Retirement Solution 2040 Fund, Class I	9.17%
S&P Target Date 2040 Index	9.20%
ING Retirement Solution 2045 Fund, Class I	9.45%
S&P Target Date 2045 Index	9.55%
ING Retirement Solution 2050 Fund, Class I	9.45%
S&P Target Date 2050+ Index	9.80%
ING Retirement Solution 2055 Fund, Class I	9.45%
S&P Target Date 2050+ Index	9.80%
ING Retirement Solution Income Fund, Class I	3.68%
S&P Target Date Retirement Income Index	2.94%

Target Allocations as of May 31, 2013 (as a percentage of net assets)(1)
Asset	2055	2050	2045	2040	2035	2030	2025	2020	Income
Large Cap U.S. Equity	47.0%	47.0%	47.0%	45.0%	39.0%	37.0%	30.0%	28.0%	22.0%
Mid Cap U.S. Equity	14.0%	14.0%	14.0%	14.0%	13.0%	13.0%	13.0%	11.0%	7.0%
Small Cap U.S. Equity	5.0%	5.0%	5.0%	5.0%	4.0%	4.0%	4.0%	4.0%
International Equity	19.0%	19.0%	19.0%	17.0%	17.0%	13.0%	12.0%	9.0%	3.0%
Emerging Markets	7.0%	7.0%	7.0%	7.0%	7.0%	5.0%	4.0%
U.S. Real Estate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
U.S. Bonds	5.0%	5.0%	5.0%	7.0%	10.0%	14.0%	17.0%	21.0%	39.0%
Short Duration					2.0%	6.0%	6.0%	6.0%	8.0%
High Yield				2.0%	5.0%	5.0%	5.0%	5.0%	5.0%
Global Bonds							4.5%	4.5%	4.5%
Eemerging Market Bonds							1.5%	1.5%	1.5%
Treasury Inflation Protected Securities								7.0%	7.0%
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(1)	Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

ING RETIREMENT SOLUTION 2020 FUND	PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	6.00%
S&P Target Date 2020 Index	6.45%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution 2020 Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING RETIREMENT SOLUTION 2025 FUND

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	6.87%
S&P Target Date 2025 Index	7.36%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution 2025 Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

ING RETIREMENT SOLUTION 2030 FUND	PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	8.03%
S&P Target Date 2030 Index	8.21%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution 2030 Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING RETIREMENT SOLUTION 2035 FUND

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	8.48%
S&P Target Date 2035 Index	8.75%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution 2035 Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

ING RETIREMENT SOLUTION 2040 FUND	PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	9.17%
S&P Target Date 2040 Index	9.20%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution 2040 Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING RETIREMENT SOLUTION 2045 FUND

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	9.45%
S&P Target Date 2045 Index	9.55%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution 2045 Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

ING RETIREMENT SOLUTION 2050 FUND	PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	9.45%
S&P Target Date 2050+ Index	9.80%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution 2050 Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING RETIREMENT SOLUTION 2055 FUND

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	9.45%
S&P Target Date 2050+ Index	9.80%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution 2055 Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

ING RETIREMENT SOLUTION INCOME FUND	PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended May 31, 2013
Since Inception of Class I December 20, 2012
Class I	3.68%
S&P Target Date Retirement Income Index	2.94%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of ING Retirement Solution Income Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio*	Expenses Paid During the Year Ended May 31, 2013**	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio*	Expenses Paid During the Year Ended May 31, 2013**
ING Retirement Solution 2020 Fund
Class I(1)	$1,000.00	$1,060.00	0.14%	$0.64	$1,000.00	$1,024.23	0.14%	$0.71
ING Retirement Solution 2025 Fund
Class I(1)	1,000.00	1,068.70	0.13	0.60	1,000.00	1,024.28	0.13	0.66
ING Retirement Solution 2030 Fund
Class I(1)	1,000.00	1,080.30	0.13	0.60	1,000.00	1,024.28	0.13	0.66
ING Retirement Solution 2035 Fund
Class I(1)	1,000.00	1,084.80	0.13	0.61	1,000.00	1,024.28	0.13	0.66
ING Retirement Solution 2040 Fund
Class I(1)	1,000.00	1,091.70	0.14	0.65	1,000.00	1,024.23	0.14	0.71
ING Retirement Solution 2045 Fund
Class I(1)	1,000.00	1,094.50	0.13	0.61	1,000.00	1,024.28	0.13	0.66

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was December 20, 2013. Expenses paid for the actual Funds’ return reflect the 163-day period ended May 31, 2013.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio*	Expenses Paid During the Year Ended May 31, 2013**	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio*	Expenses Paid During the Year Ended May 31, 2013**
ING Retirement Solution 2050 Fund
Class I(1)	$1,000.00	$1,094.50	0.13%	$0.61	$1,000.00	$1,024.28	0.13%	$0.66
ING Retirement Solution 2055 Fund
Class I(1)	1,000.00	1,094.50	0.13	0.61	1,000.00	1,024.28	0.13	0.66
ING Retirement Solution Income Fund
Class I(1)	1,000.00	1,036.80	0.11	0.50	1,000.00	1,024.38	0.11	0.56

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was December 20, 2013. Expenses paid for the actual Funds’ return reflect the 163-day period ended May 31, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
ING Separate Portfolios Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund, ING Retirement Solution 2055 Fund, and ING Retirement Solution Income Fund, each a series of ING Separate Portfolios Trust, as of May 31, 2013, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 20, 2012 through May 31, 2013. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian, transfer agent of the underlying funds, and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of ING Separate Portfolios Trust as of May 31, 2013, and the results of their operations, changes in their net assets, and the financial highlights for the period from December 20, 2012 through May 31, 2013, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 26, 2013

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2013

	ING Retirement Solution 2020 Fund	ING Retirement Solution 2025 Fund	ING Retirement Solution 2030 Fund
ASSETS:
Investments in securities at fair value*	$9,933	$10,073	$10,070
Investments in affiliated underlying funds at fair value**	43,064	43,357	43,792
Total Investments at fair value	$52,997	$53,430	$53,862
Cash	454	683	900
Receivables:
Dividends	—	1	2
Prepaid expenses	1,456	1,456	1,456
Prepaid offering expense	12,805	12,805	12,805
Total assets	67,712	68,375	69,025
LIABILITIES:
Payable for investment securities purchased	453	660	717
Payable for investment management fees	7,361	7,378	7,410
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	6,913	6,894	6,862
Total liabilities	14,728	14,933	14,990
NET ASSETS	$52,984	$53,442	$54,035
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$50,149	$50,135	$50,115
Undistributed net investment income	251	228	175
Accumulated net realized gain	347	284	274
Net unrealized appreciation	2,237	2,795	3,471
NET ASSETS	$52,984	$53,442	$54,035

_________________ * Cost of investments in securities	$10,116	$9,750	$9,720
** Cost of investments in affiliated underlying funds	$40,644	$40,885	$40,671

Class I
Net assets	$52,984	$53,442	$54,035
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,015	5,014	5,012
Net asset value and redemption price per share	$10.57	$10.66	$10.78

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2013

	ING Retirement Solution 2035 Fund	ING Retirement Solution 2040 Fund	ING Retirement Solution 2045 Fund
ASSETS:
Investments in securities at fair value*	$8,767	$8,660	$8,680
Investments in affiliated underlying funds at fair value**	45,431	45,836	46,022
Total Investments at fair value	$54,198	$54,496	$54,702
Cash	767	816	1,209
Receivables:
Dividends	1	1	—
Prepaid expenses	1,456	1,456	1,456
Prepaid offering expense	12,805	12,805	12,805
Total assets	69,227	69,574	70,172
LIABILITIES:
Payable for investment securities purchased	717	717	1,178
Payable for investment management fees	7,392	7,410	7,413
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	6,881	6,866	6,861
Total liabilities	14,991	14,994	15,453
NET ASSETS	$54,236	$54,580	$54,719
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$50,094	$50,089	$50,078
Undistributed net investment income	151	105	73
Accumulated net realized gain	256	260	248
Net unrealized appreciation	3,735	4,126	4,320
NET ASSETS	$54,236	$54,580	$54,719

_________________ * Cost of investments in securities	$8,356	$8,204	$8,181
** Cost of investments in affiliated underlying funds	$42,107	$42,166	$42,201

Class I
Net assets	$54,236	$54,580	$54,719
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,009	5,009	5,008
Net asset value and redemption price per share	$10.83	$10.90	$10.93

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2013

	ING Retirement Solution 2050 Fund	ING Retirement Solution 2055 Fund	ING Retirement Solution Income Fund
ASSETS:
Investments in securities at fair value*	$8,227	$8,227	$9,611
Investments in affiliated underlying funds at fair value**	46,490	46,495	42,206
Total Investments at fair value	$54,717	$54,722	$51,817
Cash	734	729	359
Prepaid expenses	1,456	1,456	1,454
Prepaid offering expense	12,805	12,805	12,805
Total assets	69,712	69,712	66,435
LIABILITIES:
Payable for investment securities purchased	716	716	336
Payable for investment management fees	7,415	7,415	7,717
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	6,859	6,859	6,549
Total liabilities	14,991	14,991	14,603
NET ASSETS	$54,721	$54,721	$51,832
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$50,079	$50,079	$50,336
Undistributed net investment income	74	74	363
Accumulated net realized gain	246	246	317
Net unrealized appreciation	4,322	4,322	816
NET ASSETS	$54,721	$54,721	$51,832

_________________ * Cost of investments in securities	$7,720	$7,720	$9,793
** Cost of investments in affiliated underlying funds	$42,675	$42,680	$41,208

Class I
Net assets	$54,721	$54,721	$51,832
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,008	5,008	5,034
Net asset value and redemption price per share	$10.93	$10.93	$10.30

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS AS OF MAY 31, 2013

	ING Retirement Solution 2020 Fund	ING Retirement Solution 2025 Fund	ING Retirement Solution 2030 Fund
	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$349	$315	$245
Dividends	73	67	65
Total investment income	422	382	310
EXPENSES:
Investment management fees	12	12	12
Transfer agent fees	24	24	24
Shareholder reporting expense	1,543	1,543	1,543
Registration fees	1,403	1,403	1,403
Professional fees	19,672	19,672	19,672
Custody and accounting expense	23	23	23
Trustee fees	2	2	2
Offering expense	10,218	10,217	10,218
Miscellaneous expense	3,041	3,041	3,041
Total expenses	35,938	35,937	35,938
Net waived and reimbursed fees	(35,906)	(35,908)	(35,908)
Net expenses	32	29	30
Net investment income	390	353	280
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10	11	12
Sale of affiliated underlying funds	337	273	262
Net realized gain	347	284	274
Net change in unrealized appreciation (depreciation) on:
Investments	(183)	323	350
Affiliated underlying funds	2,420	2,472	3,121
Net change in unrealized appreciation (depreciation)	2,237	2,795	3,471
Net realized and unrealized gain	2,584	3,079	3,745
Increase in net assets resulting from operations	$2,974	$3,432	$4,025

__________________________________ (1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS AS OF MAY 31, 2013

	ING Retirement Solution 2035 Fund	ING Retirement Solution 2040 Fund	ING Retirement Solution 2045 Fund
	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$213	$166	$127
Dividends	52	50	44
Total investment income	265	216	171
EXPENSES:
Investment management fees	10	10	9
Transfer agent fees	26	26	26
Shareholder reporting expense	1,543	1,543	1,543
Registration fees	1,403	1,403	1,403
Professional fees	19,672	19,672	19,672
Custody and accounting expense	23	23	23
Trustee fees	2	2	2
Offering expense	10,217	10,217	10,217
Miscellaneous expense	3,067	3,062	3,067
Total expenses	35,963	35,958	35,962
Net waived and reimbursed fees	(35,933)	(35,926)	(35,932)
Net expenses	30	32	30
Net investment income	235	184	141
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4)	(1)	(2)
Sale of affiliated underlying funds	260	261	250
Net realized gain	256	260	248
Net change in unrealized appreciation (depreciation) on:
Investments	411	456	499
Affiliated underlying funds	3,324	3,670	3,821
Net change in unrealized appreciation (depreciation)	3,735	4,126	4,320
Net realized and unrealized gain	3,991	4,386	4,568
Increase in net assets resulting from operations	$4,226	$4,570	$4,709

__________________________________ (1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS AS OF MAY 31, 2013

	ING Retirement Solution 2050 Fund	ING Retirement Solution 2055 Fund	ING Retirement Solution Income Fund
	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$129	$128	$641
Dividends	44	44	72
Total investment income	173	172	713
EXPENSES:
Investment management fees	9	9	12
Transfer agent fees	24	24	24
Shareholder reporting expense	1,543	1,543	1,399
Registration fees	1,403	1,403	1,403
Professional fees	19,672	19,672	19,372
Custody and accounting expense	23	23	23
Trustee fees	2	2	2
Offering expense	10,218	10,217	10,217
Miscellaneous expense	3,066	3,066	3,066
Total expenses	35,960	35,959	35,518
Net waived and reimbursed fees	(35,930)	(35,930)	(35,494)
Net expenses	30	29	24
Net investment income	143	143	689
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3)	(3)	17
Sale of affiliated underlying funds	249	249	300
Net realized gain	246	246	317
Net change in unrealized appreciation (depreciation) on:
Investments	507	507	(182)
Affiliated underlying funds	3,815	3,815	998
Net change in unrealized appreciation (depreciation)	4,322	4,322	816
Net realized and unrealized gain	4,568	4,568	1,133
Increase in net assets resulting from operations	$4,711	$4,711	$1,822

__________________________________ (1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING Retirement Solution 2020 Fund	ING Retirement Solution 2025 Fund	ING Retirement Solution 2030 Fund
	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013
FROM OPERATIONS:
Net investment income	$390	$353	$280
Net realized gain	347	284	274
Net change in unrealized appreciation	2,237	2,795	3,471
Increase in net assets resulting from operations	2,974	3,432	4,025

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(139)	(125)	(105)
Total distributions	(139)	(125)	(105)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,010	50,010	50,010
Reinvestment of distributions	139	125	105
	50,149	50,135	50,115
Net increase in net assets resulting from capital share transactions	50,149	50,135	50,115
Net increase in net assets	52,984	53,442	54,035

NET ASSETS:
Beginning of year or period	—	—	—
End of year or period	$52,984	$53,442	$54,035
Undistributed net investment income at end of year or period	$251	$228	$175

__________________________________ (1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING Retirement Solution 2035 Fund	ING Retirement Solution 2040 Fund	ING Retirement Solution 2045 Fund
	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013
FROM OPERATIONS:
Net investment income	$235	$184	$141
Net realized gain	256	260	248
Net change in unrealized appreciation	3,735	4,126	4,320
Increase in net assets resulting from operations	4,226	4,570	4,709

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(84)	(79)	(68)
Total distributions	(84)	(79)	(68)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,010	50,010	50,010
Reinvestment of distributions	84	79	68
	50,094	50,089	50,078
Net increase in net assets resulting from capital share transactions	50,094	50,089	50,078
Net increase in net assets	54,236	54,580	54,719

NET ASSETS:
Beginning of year or period	—	—	—
End of year or period	$54,236	$54,580	$54,719
Undistributed net investment income at end of year or period	$151	$105	$73

__________________________________ (1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING Retirement Solution 2050 Fund	ING Retirement Solution 2055 Fund	ING Retirement Solution Income Fund
	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013	December 20, 2012(1) to May 31, 2013
FROM OPERATIONS:
Net investment income	$143	$143	$689
Net realized gain	246	246	317
Net change in unrealized appreciation	4,322	4,322	816
Increase in net assets resulting from operations	4,711	4,711	1,822

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(69)	(69)	(326)
Total distributions	(69)	(69)	(326)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,010	50,010	50,010
Reinvestment of distributions	69	69	326
	50,079	50,079	50,336
Net increase in net assets resulting from capital share transactions	50,079	50,079	50,336
Net increase in net assets	54,721	54,721	51,832

NET ASSETS:
Beginning of year or period	—	—	—
End of year or period	$54,721	$54,721	$51,832
Undistributed net investment income at end of year or period	$74	$74	$363

__________________________________ (1) Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Retirement Solution 2020 Fund
Class I
12-20-12(5)–05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
ING Retirement Solution 2025 Fund
Class I
12-20-12(5)–05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
ING Retirement Solution 2030 Fund
Class I
12-20-12(5)–05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
ING Retirement Solution 2035 Fund
Class I
12-20-12(5)–05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
ING Retirement Solution 2040 Fund
Class I
12-20-12(5)–05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
ING Retirement Solution 2045 Fund
Class I
12-20-12(5)–05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
ING Retirement Solution 2050 Fund
Class I
12-20-12(5)–05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
ING Retirement Solution 2055 Fund
Class I
12-20-12(5)–05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
ING Retirement Solution Income Fund
Class I
12-20-12(5)–05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds.
(5)	Commencement of operations.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2013

NOTE 1 — ORGANIZATION

ING Separate Portfolios (“SPorts“) Trust (”Trust“) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (”1940 Act“ or the ”Act“). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of thirteen separately managed series. This report is for: ING Retirement Solution 2020 Fund (”Solution 2020“), ING Retirement Solution 2025 Fund (”Solution 2025“), ING Retirement Solution 2030 Fund (”Solution 2030“), ING Retirement Solution 2035 Fund (”Solution 2035“), ING Retirement Solution 2040 Fund (”Solution 2040“), ING Retirement Solution 2045 Fund (”Solution 2045“), ING Retirement Solution 2050 Fund (”Solution 2050“), ING Retirement Solution 2055 Fund (”Solution 2055“), and ING Retirement Solution Income Fund (”Solution Income“) (each a ”Fund“ and collectively, the ”Funds“). The investment objective of each Fund is described in the Funds’ prospectuses.

Each Fund offers Class I Shares. All shareholders bear the common expenses of a Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

ING Investments, LLC (”ING Investments“ or ”Investment Adviser“), an Arizona limited liability company, serves as the Investment Adviser to the Funds. ING Investments has engaged ING Investment Management Co. LLC (”ING IM“ or ”Sub-Adviser“), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. ING Funds Services, LLC (the ”Administrator“ or ”IFS“), serves as administrator to the Funds. ING Investments Distributor, LLC (”IID“ or the ”Distributor“) is the principal underwriter of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (”GAAP“) for investment companies.

A.  Security Valuation. The valuations of the Funds’ investments in underlying funds (”Underlying Funds“) are based on the net asset value (”NAVs“) of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments held in Underlying Funds maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from automated pricing services. Investments in equity securities held by the Fund or Underlying Funds and traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (the ”Board“), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its next NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement data. Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as ”Level 1,“ inputs other than quoted prices for an asset or liability that are observable are classified as ”Level 2“ and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as ”Level 3.“ The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the ”Pricing Committee“ as established by the Funds’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities nor can it be assured a Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Funds have a significant amount of Level 3 investments.

The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

For the year ended May 31, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables at fiscal year end, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

H.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, the cost of purchases and proceeds from the sales of investments were as follows:

	Purchases	Sales
Solution 2020	$63,488	$13,075
Solution 2025	62,944	12,593
Solution 2030	61,677	11,559
Solution 2035	60,397	10,190
Solution 2040	60,024	9,913
Solution 2045	60,276	10,142
Solution 2050	59,734	9,586
Solution 2055	59,739	9,586
Solution Income	64,282	13,598

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into an investment management agreement (”Management Agreement“) with ING Investments.

The Investment Adviser receives an annual fee for its investment management services provided to each Fund based on: 0.00% of average daily net assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.

The Investment Adviser has entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

IFS acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2013 (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

of other service providers. The Administrator does not receive any fees for its administrative services.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2013, the following indirect, wholly-owned subsidiary of ING U.S., Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
ING Investment Management Company LLC	Solution 2020	100%
	Solution 2025	100
	Solution 2030	100
	Solution 2035	100
	Solution 2040	100
	Solution 2045	100
	Solution 2050	100
	Solution 2055	100
	Solution Income	100

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates to include companies that are under common control. Therefore, because the Funds have a common owner that owns over 25% of the outstanding securities of the Funds, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Funds.

The Investment Adviser may request that the Funds’ portfolio managers use their best efforts (subject to obtaining best execution of each transaction) to allocate a portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to a Fund in the Statement of Operations is recognized as brokerage commission recapture.

The Funds have adopted a Deferred Compensation Plan (the ”Plan“), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various ”notional“ funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At May 31, 2013, the following Funds had the following payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Fund	Accrued Expenses	Amount
Solution 2020	Audit	$5,700
Solution 2025	Audit	5,680
Solution 2030	Audit	5,649
Solution 2035	Audit	5,642
Solution 2040	Audit	5,624
Solution 2045	Audit	5,619
Solution 2050	Audit	5,619
Solution 2055	Audit	5,619
Solution Income	Audit	5,459

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments has entered into a written expense limitation agreement (”Expense Limitation Agreement“) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest expenses, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Fund(1)	Class I
Solution 2020	0.80%
Solution 2025	0.82%
Solution 2030	0.86%
Solution 2035	0.90%
Solution 2040	0.92%
Solution 2045	0.92%
Solution 2050	0.92%
Solution 2055	0.92%
Solution Income	0.66%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Fund.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2013 (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

As of May 31, 2013, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	May 31,
	2014	2015	2016	Total
Solution 2020	$—	$—	$35,906	$35,906
Solution 2025	—	—	35,908	35,908
Solution 2030	—	—	35,908	35,908
Solution 2035	—	—	35,933	35,933
Solution 2040	—	—	35,926	35,926
Solution 2045	—	—	35,932	35,932
Solution 2050	—	—	35,930	35,930
Solution 2055	—	—	35,930	35,930
Solution Income	—	—	35,494	35,494

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless: (i) ING Investments provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Trustees; or (iii) the Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

Effective May 24, 2013, the Funds included in this report, in addition to certain other funds managed by the Investment Adviser, are a party to an unsecured committed revolving line of credit agreement (the ”Credit Agreement“) with The Bank of New York Mellon for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the line of credit is available were a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended May 31, 2013.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2020
Class I
12/20/2012(1)–5/31/2013	5,001	—	14	—	5,015	50,010	—	139	—	50,149
Solution 2025
Class I
12/20/2012(1)–5/31/2013	5,001	—	13	—	5,014	50,010	—	125	—	50,135
Solution 2030
Class I
12/20/2012(1)–5/31/2013	5,001	—	11	—	5,012	50,010	—	105	—	50,115
Solution 2035
Class I
12/20/2012(1)–5/31/2013	5,001	—	8	—	5,009	50,010	—	84	—	50,094
Solution 2040
Class I
12/20/2012(1)–5/31/2013	5,001	—	8	—	5,009	50,010	—	79	—	50,089
Solution 2045
Class I
12/20/2012(1)–5/31/2013	5,001	—	7	—	5,008	50,010	—	68	—	50,078
Solution 2050
Class I
12/20/2012(1)–5/31/2013	5,001	—	7	—	5,008	50,010	—	69	—	50,079
Solution 2055
Class I
12/20/2012(1)–5/31/2013	5,001	—	7	—	5,008	50,010	—	69	—	50,079
Solution Income
Class I
12/20/2012(1)–5/31/2013	5,001	—	33	—	5,034	50,010	—	326	—	50,336

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2013 (CONTINUED)

NOTE 10 — CONCENTRATION OF RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Funds and their corresponding risks, see each Fund’s most recent Prospectus and/or the Statement of Additional Information.

The Funds are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Funds may allocate assets to an Underlying Fund or market that underperforms other funds or assets classes.

Foreign Investments/Developing and Emerging Markets Risk (All Funds). There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends to shareholders during the Funds’ initial period ended May 31, 2013 was as follows:

Period Ended May 31, 2013
Ordinary Income
Solution 2020	$139
Solution 2025	125
Solution 2030	105
Solution 2035	84
Solution 2040	79
Solution 2045	68
Solution 2050	69
Solution 2055	69
Solution Income	326

The tax-basis components of distributable earnings as of May 31, 2013 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
Solution 2020	$603	$2,232
Solution 2025	518	2,789
Solution 2030	455	3,465
Solution 2035	415	3,727
Solution 2040	368	4,123
Solution 2045	326	4,315
Solution 2050	325	4,317
Solution 2055	325	4,317
Solution Income	695	801

The Funds’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

As of May 31, 2013, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2013 (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN

The Investment Adviser, ING IM, the Administrator and the Distributor, are indirect, wholly-owned subsidiaries of ING U.S., Inc. (”ING U.S.“). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (”ING Groep“), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the ”Restructuring Plan“) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the ”Separation Plan“).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the ”Form S-1“) with the U.S. Securities and Exchange Commission (”SEC“) to register an initial public offering of ING U.S. common stock (the ”IPO“). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Funds. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Funds in connection with the IPO. In addition, shareholders of the Funds have been asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Funds approved new advisory and sub-advisory agreements on May 13, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains ”control“ (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Funds, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Funds and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the ”Nominees“) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom is a current

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2013 (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

member of the Board. In addition, the Board has nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Fund complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations are, in part, the result of an effort on the part of the Board, another board in the ING Fund complex, and the Investment Adviser to the Funds to consolidate the membership of the boards so that the same members serve on each board in the ING Fund complex. The result is that all ING Funds are now governed by the Board made up of the same individuals.

NOTE 13 — SUBSEQUENT EVENTS

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

ING RETIREMENT SOLUTION 2020 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.7%
27	iShares Barclays Aggregate Bond Fund	$2,947	5.6
32	iShares Barclays TIPS Bond Fund	3,735	7.0
9	iShares MSCI EAFE Index Fund	540	1.0
10	iShares S&P 500 Index Fund/US	1,642	3.1
5	Pimco Total Return ETF	541	1.0
13	SPDR Barclays Capital High Yield Bond ETF	528	1.0

	Total Exchange-Traded Funds (Cost $10,116)	9,933	18.7

MUTUAL FUNDS: 81.3%
	Affiliated Investment Companies: 81.3%
382	ING Core Equity Research Fund — Class I	5,802	11.1
290	ING Global Bond Fund — Class I	3,183	6.0
447	ING High Yield Bond Fund — Class I	3,733	7.0
504	ING Intermediate Bond Fund — Class I	5,053	9.5
463	ING International Core Fund — Class I	4,719	8.9
384	ING Large Cap Growth Fund — Class I	4,475	8.4
267	ING Large Cap Value Fund — Class I	3,422	6.5
118	ING MidCap Opportunities Fund — Class I	2,906	5.5
207	ING MidCap Value Fund — Class I	2,925	5.5
83	ING Real Estate Fund Class I	1,539	2.9
319	ING Short Term Bond Fund Class — I	3,187	6.0
127	ING Small Company Fund — Class I	2,120	4.0

	Total Mutual Funds (Cost $40,644)	43,064	81.3

	Total Investments in Securities (Cost $50,760)	$52,997	100.0
	Liabilities in Excess of Other Assets	(13)	—
	Net Assets	$52,984	100.0

Cost for federal income tax purposes is $50,765.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,758
Gross Unrealized Depreciation	(526)
Net Unrealized Appreciation	$2,232

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,933	$—	$—	$9,933
Mutual Funds	43,064	—	—	43,064
Total Investments, at fair value	$52,997	$—	$—	$52,997

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RETIREMENT SOLUTION 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.8%
30	iShares Barclays Aggregate Bond Fund	$3,273	6.1
18	iShares MSCI EAFE Index Fund	1,081	2.0
27	iShares S&P 500 Index Fund/US	4,434	8.3
7	Pimco Total Return ETF	757	1.4
13	SPDR Barclays Capital High Yield Bond ETF	528	1.0

	Total Exchange-Traded Funds (Cost $9,750)	10,073	18.8

MUTUAL FUNDS: 81.2%
	Affiliated Investment Companies: 81.2%
229	ING Core Equity Research Fund — Class I	3,476	6.5
142	ING Emerging Markets Equity Fund — Class I	1,599	3.0
293	ING Global Bond Fund — Class I	3,213	6.0
451	ING High Yield Bond Fund — Class I	3,768	7.1
244	ING Intermediate Bond Fund — Class I	2,447	4.6
573	ING International Core Fund — Class I	5,842	10.8
435	ING Large Cap Growth Fund — Class I	5,064	9.5
310	ING Large Cap Value Fund — Class I	3,986	7.5
141	ING MidCap Opportunities Fund — Class I	3,477	6.5
248	ING MidCap Value Fund — Class I	3,504	6.6
86	ING Real Estate Fund Class I	1,584	3.0
324	ING Short Term Bond Fund Class — I	3,242	6.1
129	ING Small Company Fund — Class I	2,155	4.0

	Total Mutual Funds (Cost $40,885)	43,357	81.2

	Total Investments in Securities (Cost $50,635)	$53,430	100.0
	Assets in Excess of Other Liabilities	12	—
	Net Assets	$53,442	100.0

Cost for federal income tax purposes is $50,641.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,117
Gross Unrealized Depreciation	(328)
Net Unrealized Appreciation	$2,789

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,073	$—	$—	$10,073
Mutual Funds	43,357	—	—	43,357
Total Investments, at fair value	$53,430	$—	$—	$53,430

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RETIREMENT SOLUTION 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.6%
23	iShares Barclays Aggregate Bond Fund	$2,510	4.6
18	iShares MSCI EAFE Index Fund	1,081	2.0
29	iShares S&P 500 Index Fund/US	4,761	8.8
11	Pimco Total Return ETF	1,190	2.2
13	SPDR Barclays Capital High Yield Bond ETF	528	1.0

	Total Exchange-Traded Funds (Cost $9,720)	10,070	18.6

MUTUAL FUNDS: 81.1%
	Affiliated Investment Companies: 81.1%
248	ING Core Equity Research Fund — Class I	3,772	7.0
189	ING Emerging Markets Equity Fund — Class I	2,120	3.9
457	ING High Yield Bond Fund — Class I	3,813	7.1
123	ING Intermediate Bond Fund — Class I	1,228	2.3
631	ING International Core Fund — Class I	6,428	11.9
577	ING Large Cap Growth Fund — Class I	6,724	12.4
440	ING Large Cap Value Fund — Class I	5,647	10.5
143	ING MidCap Opportunities Fund — Class I	3,509	6.5
250	ING MidCap Value Fund — Class I	3,531	6.5
85	ING Real Estate Fund Class I	1,573	2.9
328	ING Short Term Bond Fund Class — I	3,281	6.1
130	ING Small Company Fund — Class I	2,166	4.0

	Total Mutual Funds (Cost $40,671)	43,792	81.1

	Total Investments in Securities (Cost $50,391)	$53,862	99.7
	Assets in Excess of Other Liabilities	173	0.3
	Net Assets	$54,035	100.0

Cost for federal income tax purposes is $50,397.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,583
Gross Unrealized Depreciation	(118)
Net Unrealized Appreciation	$3,465

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,070	$—	$—	$10,070
Mutual Funds	43,792	—	—	43,792
Total Investments, at fair value	$53,862	$—	$—	$53,862

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RETIREMENT SOLUTION 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 16.1%
13	iShares Barclays Aggregate Bond Fund	$1,418	2.6
18	iShares MSCI EAFE Index Fund	1,081	2.0
31	iShares S&P 500 Index Fund/US	5,091	9.4
6	Pimco Total Return ETF	649	1.2
13	SPDR Barclays Capital High Yield Bond ETF	528	0.9

	Total Exchange-Traded Funds (Cost $8,356)	8,767	16.1

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 83.8%
268	ING Core Equity Research Fund — Class I	4,077	7.5
289	ING Emerging Markets Equity Fund — Class I	3,240	6.0
459	ING High Yield Bond Fund — Class I	3,833	7.1
68	ING Intermediate Bond Fund — Class I	686	1.3
847	ING International Core Fund — Class I	8,635	15.9
605	ING Large Cap Growth Fund — Class I	7,049	13.0
463	ING Large Cap Value Fund — Class I	5,947	11.0
144	ING MidCap Opportunities Fund — Class I	3,527	6.5
251	ING MidCap Value Fund — Class I	3,550	6.5
87	ING Real Estate Fund Class I	1,611	3.0
110	ING Short Term Bond Fund Class — I	1,099	2.0
131	ING Small Company Fund — Class I	2,177	4.0

	Total Mutual Funds (Cost $42,107)	45,431	83.8

	Total Investments in Securities (Cost $50,463)	$54,198	99.9
	Assets in Excess of Other Liabilities	38	0.1
	Net Assets	$54,236	100.0

Cost for federal income tax purposes is $50,471.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,824
Gross Unrealized Depreciation	(97)
Net Unrealized Appreciation	$3,727

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,767	$—	$—	$8,767
Mutual Funds	45,431	—	—	45,431
Total Investments, at fair value	$54,198	$—	$—	$54,198

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RETIREMENT SOLUTION 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 15.9%
10	iShares Barclays Aggregate Bond Fund	$1,091	2.0
18	iShares MSCI EAFE Index Fund	1,081	1.9
33	iShares S&P 500 Index Fund/US	5,419	10.0
5	Pimco Total Return ETF	541	1.0
13	SPDR Barclays Capital High Yield Bond ETF	528	1.0

	Total Exchange-Traded Funds (Cost $8,204)	8,660	15.9

MUTUAL FUNDS: 83.9%
	Affiliated Investment Companies: 83.9%
287	ING Core Equity Research Fund — Class I	4,363	8.0
290	ING Emerging Markets Equity Fund — Class I	3,252	6.0
264	ING High Yield Bond Fund — Class I	2,205	4.0
55	ING Intermediate Bond Fund — Class I	552	1.0
853	ING International Core Fund — Class I	8,692	15.8
679	ING Large Cap Growth Fund — Class I	7,913	14.4
530	ING Large Cap Value Fund — Class I	6,804	12.5
156	ING MidCap Opportunities Fund — Class I	3,825	7.0
272	ING MidCap Value Fund — Class I	3,849	7.1
88	ING Real Estate Fund Class I	1,621	3.0
166	ING Small Company Fund — Class I	2,760	5.1

	Total Mutual Funds (Cost $42,166)	45,836	83.9

	Total Investments in Securities (Cost $50,370)	$54,496	99.8
	Assets in Excess of Other Liabilities	84	0.2
	Net Assets	$54,580	100.0

Cost for federal income tax purposes is $50,373.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,204
Gross Unrealized Depreciation	(81)
Net Unrealized Appreciation	$4,123

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,660	$—	$—	$8,660
Mutual Funds	45,836	—	—	45,836
Total Investments, at fair value	$54,496	$—	$—	$54,496

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RETIREMENT SOLUTION 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 15.9%
5	iShares Barclays Aggregate Bond Fund	$546	1.0
18	iShares MSCI EAFE Index Fund	1,081	2.0
11	iShares MSCI Emerging Markets Index Fund	453	0.8
35	iShares S&P 500 Index Fund/US	5,747	10.5
3	Pimco Total Return ETF	325	0.6
13	SPDR Barclays Capital High Yield Bond ETF	528	1.0

	Total Exchange-Traded Funds (Cost $8,181)	8,680	15.9

MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 84.1%
306	ING Core Equity Research Fund — Class I	4,654	8.5
243	ING Emerging Markets Equity Fund — Class I	2,728	5.0
133	ING High Yield Bond Fund — Class I	1,107	2.0
28	ING Intermediate Bond Fund — Class I	277	0.5
963	ING International Core Fund — Class I	9,818	17.9
704	ING Large Cap Growth Fund — Class I	8,200	15.0
553	ING Large Cap Value Fund — Class I	7,105	13.0
157	ING MidCap Opportunities Fund — Class I	3,855	7.0
273	ING MidCap Value Fund — Class I	3,864	7.1
88	ING Real Estate Fund Class I	1,623	3.0
168	ING Small Company Fund — Class I	2,791	5.1

	Total Mutual Funds (Cost $42,201)	46,022	84.1

	Total Investments in Securities (Cost $50,382)	$54,702	100.0
	Assets in Excess of Other Liabilities	17	—
	Net Assets	$54,719	100.0

Cost for federal income tax purposes is $50,387.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,381
Gross Unrealized Depreciation	(66)
Net Unrealized Appreciation	$4,315

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,680	$—	$—	$8,680
Mutual Funds	46,022	—	—	46,022
Total Investments, at fair value	$54,702	$—	$—	$54,702

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RETIREMENT SOLUTION 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 15.0%
5	iShares Barclays Aggregate Bond Fund	$546	1.0
18	iShares MSCI EAFE Index Fund	1,081	1.9
35	iShares S&P 500 Index Fund/US	5,747	10.5
3	Pimco Total Return ETF	325	0.6
13	SPDR Barclays Capital High Yield Bond ETF	528	1.0

	Total Exchange-Traded Funds (Cost $7,720)	8,227	15.0

MUTUAL FUNDS: 85.0%
	Affiliated Investment Companies: 85.0%
306	ING Core Equity Research Fund — Class I	4,654	8.5
291	ING Emerging Markets Equity Fund — Class I	3,265	6.0
133	ING High Yield Bond Fund — Class I	1,107	2.0
28	ING Intermediate Bond Fund — Class I	277	0.5
962	ING International Core Fund — Class I	9,808	17.9
704	ING Large Cap Growth Fund — Class I	8,200	15.0
553	ING Large Cap Value Fund — Class I	7,106	13.0
156	ING MidCap Opportunities Fund — Class I	3,840	7.0
273	ING MidCap Value Fund — Class I	3,864	7.1
87	ING Real Estate Fund Class I	1,618	3.0
165	ING Small Company Fund — Class I	2,751	5.0

	Total Mutual Funds (Cost $42,675)	46,490	85.0

	Total Investments in Securities (Cost $50,395)	$54,717	100.0
	Assets in Excess of Other Liabilities	4	—
	Net Assets	$54,721	100.0

Cost for federal income tax purposes is $50,400.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,381
Gross Unrealized Depreciation	(64)
Net Unrealized Appreciation	$4,317

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,227	$—	$—	$8,227
Mutual Funds	46,490	—	—	46,490
Total Investments, at fair value	$54,717	$—	$—	$54,717

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RETIREMENT SOLUTION 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 15.0%
5	iShares Barclays Aggregate Bond Fund	$546	1.0
18	iShares MSCI EAFE Index Fund	1,081	1.9
35	iShares S&P 500 Index Fund/US	5,747	10.5
3	Pimco Total Return ETF	325	0.6
13	SPDR Barclays Capital High Yield Bond ETF	528	1.0

	Total Exchange-Traded Funds (Cost $7,720)	8,227	15.0

MUTUAL FUNDS: 85.0%
	Affiliated Investment Companies: 85.0%
306	ING Core Equity Research Fund — Class I	4,654	8.5
290	ING Emerging Markets Equity Fund — Class I	3,260	6.0
133	ING High Yield Bond Fund — Class I	1,107	2.0
28	ING Intermediate Bond Fund — Class I	277	0.5
963	ING International Core Fund — Class I	9,818	17.9
704	ING Large Cap Growth Fund — Class I	8,200	15.0
553	ING Large Cap Value Fund — Class I	7,106	13.0
156	ING MidCap Opportunities Fund — Class I	3,840	7.0
273	ING MidCap Value Fund — Class I	3,864	7.1
87	ING Real Estate Fund Class I	1,618	3.0
165	ING Small Company Fund — Class I	2,751	5.0

	Total Mutual Funds (Cost $42,680)	46,495	85.0

	Total Investments in Securities (Cost $50,400)	$54,722	100.0
	Liabilities in Excess of Other Assets	(1)	—
	Net Assets	$54,721	100.0

Cost for federal income tax purposes is $50,405.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,381
Gross Unrealized Depreciation	(64)
Net Unrealized Appreciation	$4,317

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,227	$—	$—	$8,227
Mutual Funds	46,495	—	—	46,495
Total Investments, at fair value	$54,722	$—	$—	$54,722

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RETIREMENT SOLUTION INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2013

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.5%
31	iShares Barclays Aggregate Bond Fund	$3,382	6.4
31	iShares Barclays TIPS Bond Fund	3,619	7.0
8	iShares MSCI EAFE Index Fund	481	0.9
10	iShares S&P 500 Index Fund/US	1,642	3.2
12	SPDR Barclays Capital High Yield Bond ETF	487	1.0

	Total Exchange-Traded Funds (Cost $9,793)	9,611	18.5

MUTUAL FUNDS: 81.5%
	Affiliated Investment Companies: 81.5%
306	ING Core Equity Research Fund — Class I	4,641	9.0
282	ING Global Bond Fund — Class I	3,099	6.0
435	ING High Yield Bond Fund — Class I	3,634	7.0
1,532	ING Intermediate Bond Fund — Class I	15,348	29.5
150	ING International Core Fund — Class I	1,531	3.0
244	ING Large Cap Growth Fund — Class I	2,839	5.5
140	ING Large Cap Value Fund — Class I	1,794	3.5
73	ING MidCap Opportunities Fund — Class I	1,801	3.5
128	ING MidCap Value Fund — Class I	1,812	3.5
83	ING Real Estate Fund Class I	1,538	3.0
417	ING Short Term Bond Fund Class — I	4,169	8.0

	Total Mutual Funds (Cost $41,208)	42,206	81.5

	Total Investments in Securities (Cost $51,001)	$51,817	100.0
	Assets in Excess of Other Liabilities	15	—
	Net Assets	$51,832	100.0

Cost for federal income tax purposes is $51,016.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,566
Gross Unrealized Depreciation	(765)
Net Unrealized Appreciation	$801

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,611	$—	$—	$9,611
Mutual Funds	42,206	—	—	42,206
Total Investments, at fair value	$51,817	$—	$—	$51,817

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends paid during the period ended May 31, 2013 were as follows:

Fund Name	Type	Per Share Amount
ING Retirement Solution 2020 Fund
Class I	NII	$0.0278
ING Retirement Solution 2025 Fund
Class I	NII	$0.0250
ING Retirement Solution 2030 Fund
Class I	NII	$0.0210
ING Retirement Solution 2035 Fund
Class I	NII	$0.0168
ING Retirement Solution 2040 Fund
Class I	NII	$0.0158
ING Retirement Solution 2045 Fund
Class I	NII	$0.0136
ING Retirement Solution 2050 Fund
Class I	NII	$0.0138
ING Retirement Solution 2055 Fund
Class I	NII	$0.0138
ING Retirement Solution Income Fund
Class I	NII	$0.0652

NII — Net investment income

Of the ordinary distributions made during the period ended May 31, 2013, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

ING Retirement Solution 2020 Fund	2.83%
ING Retirement Solution 2025 Fund	5.29%
ING Retirement Solution 2030 Fund	7.32%
ING Retirement Solution 2035 Fund	8.62%
ING Retirement Solution 2040 Fund	10.51%
ING Retirement Solution 2045 Fund	12.44%
ING Retirement Solution 2050 Fund	12.44%
ING Retirement Solution 2055 Fund	12.44%
ING Retirement Solution Income Fund	1.57%

For the period ended May 31, 2013, the following are percentages of net investment income dividends paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

ING Retirement Solution 2020 Fund	3.10%
ING Retirement Solution 2025 Fund	5.75%
ING Retirement Solution 2030 Fund	7.86%
ING Retirement Solution 2035 Fund	9.22%
ING Retirement Solution 2040 Fund	11.19%
ING Retirement Solution 2045 Fund	13.45%
ING Retirement Solution 2050 Fund	13.45%
ING Retirement Solution 2055 Fund	13.45%
ING Retirement Solution Income Fund	1.76%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Trust’s Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (”Independent Trustee“). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Independent Trustees:

Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Trustee	July 2007–Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009–Present).	177	None.

John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Trustee	May 2007–Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008–Present).	177	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Trustee	May 2007–Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000–Present).	177	Wisconsin Energy Corporation (June 2006–Present) and The Royce Fund, (35 funds) (December 2009–Present).

Dr. Albert E. DePrince, Jr. 7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Chairman/ Trustee	May 2013–Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991–Present) and various positions with Academy of Economics and Finance (2003–2012).	177	None.

Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	October 2007–Present	Retired.	177	First Marblehead Corporation (September 2003–Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007–Present	Retired. Formerly, Banking President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992–December 2008).	177	None.

Martin J. Gavin 7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Trustee	May 2013–Present	President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006–Present).	177	None.

Russell H. Jones 7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Trustee	May 2013–Present	Retired. Director, Hill-Stead Museum (non-profit) (2008–Present).	177	Independent Director, CIGNA Mutual Funds (8 funds), Chair of Contracts Committee (1995–2005).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007–Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001–June 2009).	177	Assured Guaranty Ltd. (April 2004–Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Joseph E. Obermeyer 7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Trustee	May 2013–Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999–Present).	177	None.

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	May 2007–Present	Consultant (May 2001–Present).	177	None.

Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Chairperson/Trustee	May 2007–Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989–August 2011).	177	UGI Corporation (February 2006–Present) and UGI Utilities, Inc. (February 2006–Present).

Trustee who is an “Interested Person”:

Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Trustee	May 2007–Present	President and Chief Executive Officer, ING Investments, LLC (November 2006–Present).	177
ING Capital Corporation, LLC (December 2005–Present) and ING Investments Distributer, LLC (December 2005–Present; ING Funds Services, LLC, ING Investments LLC and ING Investment Management, LLC (March 2006–Present); and ING Investment Trust Co. (April 2009–Present).

(1)	Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee (“Independent Trustee”) is subject to the Board’s retirement policy, which states that each duly elected or appointed Independent Trustee who shall retire from and cease to be a member of the Board of Trustees as of the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 73. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or otherwise comply with applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)	For the purpose of this table “ING Fund Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Balanced Portfolio, Inc.; ING Emerging Markets High Dividend Equity Fund; ING Emerging Markets Local Bond Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Strategic Income Fund; ING Infrastructure, Industrials and Materials Fund; ING Intermediate Bond Portfolio; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Money Market Portfolio; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Short Duration High Income Fund; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; ING Variable Insurance Trust; ING Variable Portfolios, Inc.; and ING Variable Products Trust. The number of funds in the ING Fund Complex is as of June 30, 2013.

(3)	“Interested person,” as defined in the 1940 Act, by virtue of this Trustee’s current affiliation with any of the Funds, ING or any of ING’s affiliates.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	President and Chief Executive Officer	March 2007–Present	President and Chief Executive Officer, ING Investments, LLC (November 2006–Present).

Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Executive Vice President	March 2007–Present
Managing Director and Chief Operating Officer, ING Investments, LLC and ING Funds Services, LLC (April 2012–Present) and Chief Compliance Officer, Directed Services LLC and ING Investments, LLC (March 2011–Present). Formerly, Executive Vice President and Chief Operating Officer, ING Investments, LLC and ING Funds Services, LLC (January 2007–April 2012) and Chief Compliance Officer, ING Funds (March 2011–February 2012).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 63	Executive Vice President Chief Investment Risk Officer	March 2007–Present September 2009–Present	Executive Vice President, ING Investments, LLC (July 2000–Present) and Chief Investment Risk Officer, ING Investments, LLC (January 2003–Present).

Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Chief Compliance Officer	February 2012–Present
Senior Vice President, ING Investments, LLC (February 2012–Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004–January 2012).

Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007–Present	Senior Vice President, ING Funds Services, LLC (March 2005–Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Senior Vice President	March 2007–Present	Senior Vice President, ING Investments, LLC (October 2003–Present).

Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Senior Vice President	March 2007–Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC (January 2006–Present).

Julius A. Drelick, III 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Senior Vice President	July 2012–Present
Senior Vice President — Fund Compliance, ING Funds Services, LLC (June 2012–Present). Formerly, Vice President — Platform Product Management & Project Management, ING Investments, LLC (April 2007–June 2012).

Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	September 2012–Present	Vice President, ING Funds Services, LLC (March 2012–Present). Formerly, Assistant Vice President — Director, ING Funds Services, LLC (March 2003–March 2012).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	March 2007–Present	Vice President, ING Funds Services, LLC (November 1995–Present) and ING Investments, LLC (August 1997–Present). Formerly, Treasurer, ING Funds (November 1999–February 2012).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Vice President	March 2007–Present	Vice President, ING Funds Services, LLC (September 2004–Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007–Present
Vice President, ING Investments, LLC and ING Funds Services, LLC (February 1996–Present); Director of Compliance, ING Investments, LLC (October 2004–Present); and Vice President and Money Laundering Reporting Officer, ING Investments Distributor, LLC (April 2010–Present). Formerly, Chief Compliance Officer, ING Investments Distributor, LLC (August 1995–April 2010).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 37	Vice President	September 2012–Present	Vice President, ING Funds Services, LLC (July 2007–Present).

Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Vice President	March 2007–Present
Vice President — Platform Product Management & Project Management, ING Investments, LLC (July 2012–Present); Vice President, ING Investment Management — ING Funds (March 2010–Present) and Vice President, ING Funds Services, LLC (March 2006–Present). Formerly Managing Paralegal, Registration Statements (June 2003–July 2012).

Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Assistant Vice President	May 2008–Present	Vice President — Director of Tax, ING Funds Services, LLC (March 2013–Present). Formerly, Assistant Vice President — Director of Tax, ING Funds Services, LLC (March 2008–March 2013).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Secretary	March 2007–Present	Senior Vice President and Chief Counsel, ING Investment Management — ING Funds (March 2010–Present). Formerly, Chief Counsel, ING Americas, U.S. Legal Services (October 2003–March 2010).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Assistant Secretary	March 2007–Present	Vice President and Senior Counsel, ING Investment Management — ING Funds (March 2010–Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008–March 2010).

Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Assistant Secretary	June 2010–Present	Vice President and Senior Counsel, ING Investment Management — ING Funds (March 2010–Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008–March 2010).

(1)	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Retirement Solution 2020 Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2020 Fund	1*	5,014.987	0.000	0.000		5,014.987
	3*	5,014.987	0.000	0.000		5,014.987

*	Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Retirement Solution 2025 Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2025 Fund	1*	5,013.578	0.000	0.000		5,013.578
	3*	5,013.578	0.000	0.000		5,013.578

*	Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Retirement Solution 2030 Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2030 Fund	1*	5,011.565	0.000	0.000		5,011.565
	3*	5,011.565	0.000	0.000		5,011.565

*	Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Retirement Solution 2035 Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2035 Fund	1*	5,009.453	0.000	0.000		5,009.453
	3*	5,009.453	0.000	0.000		5,009.453

*	Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Retirement Solution 2040 Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2040 Fund	1*	5,008.950	0.000	0.000		5,008.950
	3*	5,008.950	0.000	0.000		5,008.950

*	Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Retirement Solution 2045 Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2045 Fund	1*	5,007.842	0.000	0.000		5,007.842
	3*	5,007.842	0.000	0.000		5,007.842

*	Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Retirement Solution 2050 Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2050 Fund	1*	5,007.943	0.000	0.000		5,007.943
	3*	5,007.943	0.000	0.000		5,007.943

*	Proposals deferred; adjourned to May 13, 2013

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Retirement Solution 2055 Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2055 Fund	1*	5,007.943	0.000	0.000		5,007.943
	3*	5,007.943	0.000	0.000		5,007.943

*	Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Retirement Solution Income Fund was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution Income Fund	1*	5,033.870	0.000	0.000		5,033.870
	3*	5,033.870	0.000	0.000		5,033.870

*	Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Separate Portfolios Trust Registrant was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal:

4	To elect 13 nominees to the Board of Trustees (the “Board”) of the Trust.

ING Separate Portfolios Trust Registrant

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	4*	40,609,230.792	2,223,204.500	0.000	0.000	42,832,435.292
John V. Boyer	4*	40,544,722.792	2,287,712.500	0.000	0.000	42,832,435.292
Patricia W. Chadwick	4*	40,604,521.792	2,227,913.500	0.000	0.000	42,832,435.292
Albert E. DePrince, Jr.	4*	40,434,745.792	2,397,689.500	0.000	0.000	42,832,435.292
Peter S. Drotch	4*	40,491,032.792	2,341,402.500	0.000	0.000	42,832,435.292
J. Michael Earley	4*	40,541,723.792	2,290,711.500	0.000	0.000	42,832,435.292
Martin J. Gavin	4*	40,581,706.792	2,250,728.500	0.000	0.000	42,832,435.292
Russell H. Jones	4*	40,510,476.792	2,321,958.500	0.000	0.000	42,832,435.292
Patrick W. Kenny	4*	40,497,005.792	2,335,429.500	0.000	0.000	42,832,435.292
Shaun P. Mathews	4*	40,530,902.792	2,301,532.500	0.000	0.000	42,832,435.292
Joseph E. Obermeyer	4*	40,538,673.792	2,293,761.500	0.000	0.000	42,832,435.292
Sheryl K. Pressler	4*	40,607,536.792	2,224,898.500	0.000	0.000	42,832,435.292
Roger B. Vincent	4*	40,461,260.792	2,371,174.500	0.000	0.000	42,832,435.292

*	Proposal passed

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Retirement Solution 2020 Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2020 Fund	1*	5,014.987	0.000	0.000		5,014.987
	3*	5,014.987	0.000	0.000		5,014.987

*	Proposals passed

A special meeting of shareholders of the ING Retirement Solution 2025 Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2025 Fund	1*	5,013.578	0.000	0.000		5,013.578
	3*	5,013.578	0.000	0.000		5,013.578

*	Proposals passed

A special meeting of shareholders of the ING Retirement Solution 2030 Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2030 Fund	1*	5,011.565	0.000	0.000		5,011.565
	3*	5,011.565	0.000	0.000		5,011.565

*	Proposals passed

A special meeting of shareholders of the ING Retirement Solution 2035 Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2035 Fund	1*	5,009.453	0.000	0.000		5,009.453
	3*	5,009.453	0.000	0.000		5,009.453

*	Proposals passed

A special meeting of shareholders of the ING Retirement Solution 2040 Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2040 Fund	1*	5,008.950	0.000	0.000		5,008.950
	3*	5,008.950	0.000	0.000		5,008.950

*	Proposals passed

A special meeting of shareholders of the ING Retirement Solution 2045 Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2045 Fund	1*	5,007.842	0.000	0.000		5,007.842
	3*	5,007.842	0.000	0.000		5,007.842

*	Proposals passed

A special meeting of shareholders of the ING Retirement Solution 2050 Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2050 Fund	1*	5,007.943	0.000	0.000		5,007.943
	3*	5,007.943	0.000	0.000		5,007.943

*	Proposals passed

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Retirement Solution 2055 Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution 2055 Fund	1*	5,007.943	0.000	0.000		5,007.943
	3*	5,007.943	0.000	0.000		5,007.943

*	Proposals passed

A special meeting of shareholders of the ING Retirement Solution Income Fund was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3	To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Retirement Solution Income Fund	1*	5,033.870	0.000	0.000		5,033.870
	3*	5,033.870	0.000	0.000		5,033.870

*	Proposals passed

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS FOR ING RETIREMENT SOLUTION 2020 FUND, ING RETIREMENT SOLUTION 2025 FUND, ING RETIREMENT SOLUTION 2030 FUND, ING RETIREMENT SOLUTION 2035 FUND, ING RETIREMENT SOLUTION 2040 FUND, ING RETIREMENT SOLUTION 2045 FUND, ING RETIREMENT SOLUTION 2050 FUND, ING RETIREMENT SOLUTION 2055 FUND, AND ING RETIRMENT SOLUTION INCOME FUND (COLLECTIVELY, THE “FUNDS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when a series of ING Separate Portfolios Trust (the “Trust”) enters into a new investment advisory contract (each an “Advisory Contract”) with ING Investments, LLC (“ING Investments” or the “Adviser”) and a new sub-advisory contract (“Sub-Advisory Contract”) between the Adviser and the sub-adviser, ING Investment Management Co. LLC (“ING IM”), (together, the “Advisory and Sub-Advisory Contracts”) the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at its meeting held on November 29, 2012 in determining whether to approve new advisory and sub-advisory arrangements for the Funds. Among other actions, the Independent Trustees of the Board: retain the services of one or more independent consultants with experience in the mutual fund industry to assist the Independent Trustees in working with the personnel employed by the Adviser or its affiliates who administer the Funds (“Management”) to identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships and to help evaluate that information; evaluate industry best practices in regard to the consideration of investment advisory and sub-advisory contracts; establish a specific format in which certain requested information is provided to the Board; and determine the process for reviewing such information in connection with advisory and sub-advisory contract approvals.

The type and format of the information provided to the Board or to K&L Gates LLP, legal counsel for the Independent Trustees, in connection with the contract approval process, has been codified in a 15(c) methodology guide (“15(c) Methodology Guide”) for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”). This guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request certain information that they deem important to facilitate an informed review in connection with initial approvals of advisory and sub-advisory contracts. The Independent Trustees review and update the 15(c) Methodology Guide annually. Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of advisory and sub-advisory arrangements (including the Funds’ Advisory and Sub-Advisory Contracts). The Independent Trustees previously retained an independent firm to verify and test the accuracy of certain FACT sheets data for a representative sample of the ING Funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and the selected peer group of investment companies (“Selected Peer Group”) to be used by the Funds for certain comparison purposes during the review process. As part of an ongoing process, the Contracts Committee recommends or considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s International/ Balanced/ Fixed Income Funds Investment Review Committee reviews benchmarks used to assess the performance of the Funds.

In determining whether to approve the Advisory and Sub-Advisory Contracts for each Fund, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each agreement, and the proposed policies and procedures for the Funds, should be approved. The materials provided to the Board in support of the Funds and the Funds’ advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Funds that discusses, among other things, ING Investments’ experience and expertise in the management of other Funds within the ING Funds complex, including the existing ING Retirement Solution Portfolios; (2) information about the Funds’ proposed investment objectives and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Funds that compare the Funds’ proposed fee structures to their comparable Selected

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Peer Groups and Morningstar/Lipper category medians; (4) responses from the Adviser and ING IM to a series of questions posed by K&L Gates on behalf of the Independent Trustees; (5) supporting documentation, including copies of the form of Advisory and Sub-Advisory Contracts for the Funds; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ING Investments in the context of its oversight and management of Funds in the ING fund complex.

At the Board meeting at which the Advisory and Sub-Advisory Contracts were considered, the Board considered that the Funds would be subject to the standard policies and procedures of the Trust previously approved by the Board for other series of the Trust and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Funds, ING Investments would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds in the ING fund complex.

The Board’s consideration of whether to approve the Advisory Contract with ING Investments on behalf of the Funds took into account several factors including, but not limited to, the following: (1) the nature, extent and quality of the services to be provided by ING Investments to the Funds under the proposed Advisory Contract; (2) ING Investments’ experience as a manager-of-manager overseeing sub-advisers to other Funds within the ING fund complex, including similar Funds-of-Funds; (3) ING Investments’ strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Funds; (5) the costs for the services to be provided by ING Investments, including that the proposed advisory fee rate would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Funds, including that: (a) the proposed management fee rate for each Fund is below the median and below the average management fee rates of the funds in each Fund’s Selected Peer Group, and (b) the estimated expense ratio for each Fund is below the average and equal to or below the median expense ratios of the funds in each Fund’s Selected Peer Group; (7) the projected profitability of ING Investments when the sub-advisory fees payable by ING Investments to ING IM are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, including its management team’s expertise in the management of other Funds, including other Funds-of-Funds and asset allocation products; (9) ING Investments’ compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING fund complex; (10) the information that had been provided by ING Investments at regular Board meetings, and in anticipation of the November 2012 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to ING Investments and its affiliates that were anticipated to arise from ING Investments’ management of the Funds.

In reviewing the proposed Sub-Advisory Contract with ING IM, the Board considered a number of factors for each Fund, including, but not limited to, the following: (1) ING Investments’ view of the reputation of ING IM and its sub-advisory services; (2) ING IM’s strength and reputation in the industry; (3) the information that had been provided by ING IM in advance of the November 2012 International/Balanced/Fixed Income Funds Investment Review Committee meeting at which ING IM presented with respect to ING IM’s sub-advisory services; (4) the nature, extent and quality of the services to be provided by ING IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM; (6) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by ING IM as the Funds’ Sub-Adviser; (7) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by the Trust’s Chief Compliance Officer; (8) ING IM’s financial condition; (9) the appropriateness of the selection of ING IM in light of the Funds’ investment objective and prospective investor base; and (10) ING IM’s Code of Ethics, which were previously approved by the Board.

After its deliberation, the Board reached the following conclusions: (1) each Fund’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) each Fund’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ING Investments to ING IM is reasonable in the context of all factors considered by the Board; and (4) ING Investments and ING IM each maintain an appropriate compliance program, with this conclusion

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

based upon the Board’s previous and ongoing review of its compliance programs.

The Board also noted that pursuant to an agreement with the European Commission, ING Groep, N.V. (“ING Groep”), the ultimate parent company of the Adviser and ING IM, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services and investment management operations, which include the Adviser and ING IM, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Adviser and ING IM. The Board further noted that the Separation Plan may result in the Adviser and ING IM’s loss of access to the services and resources of their current ultimate parent company, which could adversely affect its businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the ING Funds, including the Funds, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out. The Board considered the potential effects of the separation on the Funds, the Adviser and ING IM, including the Adviser’s and ING IM’s ability prior to, during and after the separation to perform the same level of service to the Funds as they will provide prior to the separation. In this regard, the Board noted that the Adviser and ING IM do not currently anticipate that the separation would have a material adverse impact on the Funds or their operations and administration. The Separation Plan is discussed in more detail below under “APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH SEPARATION PLAN.”

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH SEPARATION PLAN

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

Each of the Funds included in this report (ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund, ING Retirement Solution 2055 Fund, and ING Retirement Solution Income Fund (collectively, the “Funds”)) are subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect “Change of Control Event” for the Adviser and ING IM, which in turn would result in the automatic termination of the current advisory agreements and current sub-advisory agreements (collectively, “the Current Agreements”). The decisions by the Board, including a majority of the Independent Trustees, to approve proposed advisory agreements and proposed sub-advisory agreements for the Funds (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Funds for the Adviser and ING IM to continue providing investment advisory, sub-advisory, and related services for the Funds, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Funds to benefit from the continuation of services by the Adviser, ING IM and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser is seeking to

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

obtain regulatory assurances that the staff of the SEC would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Adviser and ING IM under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s initial approval of the Current Agreements at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its initial approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

A description of the process followed by the Board in initially approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth above under the section titled “BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS FOR ING RETIREMENT SOLUTION 2020 FUND, ING RETIREMENT SOLUTION 2025 FUND, ING RETIREMENT SOLUTION 2030 FUND, ING RETIREMENT SOLUTION 2035 FUND, ING RETIREMENT SOLUTION 2040 FUND, ING RETIREMENT SOLUTION 2045 FUND, ING RETIREMENT SOLUTION 2050 FUND, ING RETIREMENT SOLUTION 2055 FUND, AND ING RETIRMENT SOLUTION INCOME FUND (COLLECTIVELY, THE ’FUNDS’).”

In connection with its approval of the Proposed Agreements, on January 10, 2013, the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were proposed to become effective in the near future, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on that date by the Adviser’s president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Adviser and its affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Funds. When making its decisions on January 10, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Between November 2012 and January 2013, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Funds, including investment advisory, administrative and support services, and that it would be in the Funds’ best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.	The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.	The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Trustees, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control events.

3.	The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Adviser and its affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.	The Board received and evaluated written responses from the Adviser and its affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Funds by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5.	The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Adviser and its affiliates, including senior human resources personnel, senior investment personnel, and senior compliance personnel at the Sub-Adviser. The Board also requested and had such meetings with the Funds’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.	The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Adviser and its affiliates.

7.	K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Adviser and its affiliates, including the potential implications to the Adviser and its non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8.	The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Adviser and its affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Adviser and its affiliates a series of follow-up information requests.

9.	Among the follow-up actions arising from the November 27, 28, and 29 meetings, the Independent Trustees requested and received written assurances that the Adviser and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Funds. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.	The Board considered representations by the Adviser and its affiliates that approval of the Proposed Agreements would be necessary for the Funds to continue receiving investment management services from the Adviser and Sub-Adviser following the Change of Control Events contemplated by the Separation Plan.

11.	The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Funds than, the terms of the corresponding Current Agreements.

12.	The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Funds in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser’s representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Funds and their Adviser and Sub-Adviser currently operate, including contractual provisions relating to fees and expenses.

13.	The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser and Sub-Adviser can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Funds, including the continuity of the Funds’ portfolio managers and other personnel responsible for the management operations of the Funds; or (ii) the investment objective of or the principal investment strategies used to manage any of the Funds.

14.	The Board considered the steps by the Adviser and its affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15.	The Board considered that the Adviser and its affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16.	The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17.	The Board considered the advice provided by Dechert LLP, legal counsel to the Funds and the Adviser, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18.	The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

shareholders of the Funds of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Funds.

19.	The Board considered peer group and benchmark investment performance comparison data relating to the Funds that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.	The Board considered actions taken by the Adviser subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.	The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the Proposed Agreements.

22.	The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Funds. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at a meeting of the Board held on January 10, 2013, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Funds. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Funds to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING Fund, please call your investment professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

AR-RETIRESOL     (0513-072613)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that J. Michael Earley, Peter S. Drotch and Colleen Baldwin are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Earley, Mr. Drotch and Ms. Baldwin are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $135,300 for year ended May 31, 2013 and $0 for the year ended May 31, 2012.

(b)	Audit-Related Fees: The aggregate fees billed in the last fiscal year for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2013 and $0 for the year ended May 31, 2012.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $34,317 in the year ended May 31, 2013 and $0 for the year ended May 31, 2012. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for all other fees were: None.

None.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the ING Funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II. Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV. Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult

2

outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V. Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI. Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII. Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

3

VIII. Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX. Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Effective April 23, 2008, the KPMG LLP (“KPMG”) audit team for the ING Funds accepted the global responsibility for monitoring the auditor independence for KPMG relative to the ING Funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the ING entities that would impair KPMG independence with the respect to the ING Funds. In addition to receiving pre-approval from the ING Funds Audit Committee for services provided to the ING Funds and for services for ING entities in the Investment Company Complex, the audit team has developed a process for periodic notification via email to the ING Funds’ Audit Committee Chairpersons regarding requests to provide services to ING Groep NV and its affiliates from KPMG offices worldwide. Additionally, KPMG provides a quarterly summary of the fees for services that have commenced for ING Groep NV and Affiliates at each Audit Committee Meeting.

4

Last Approved: May 23, 2013

5

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2013through December 31, 2013

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee1
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $13,000 per audit

__________

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

6

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2013 through December 31, 2013

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,400 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $2,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

7

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2013 through December 31, 2013

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee2
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Assistance and advice regarding year-end reporting for 1099’s	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

__________

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

8

Appendix C, continued

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses		√	Not to exceed $2,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations.	√		Not to exceed $120,000 during the Pre-Approval Period

9

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2013through December 31, 2013

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by ING Investments, LLC.

	√	√	Not to exceed $5,000 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $35,000 during the Pre-Approval Period

10

Appendix E

Prohibited Non-Audit Services
Dated: January 1, 2013 to December 31, 2013

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services
•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

11

EXHIBIT A

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING BALANCED PORTFOLIO, INC.

ING EMERGING MARKETS LOCAL BOND FUND

ING EMERING MARKETS HIGH DIVIDEND EQUITY FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING GLOBAL STRATEGIC INCOME FUND

ING INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

ING INTERMEDIATE BOND PORTFOLIO

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST

ING MAYFLOWER TRUST

ING MONEY MARKET PORTFOLIO

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUNDING INVESTORS TRUST

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING SERIES FUND, INC.

ING SHORT DURATION HIGH INCOME FUND

ING STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
ING VARIABLE FUNDS

ING VARIABLE INSURANCE TRUST

ING VARIABLE PORTFOLIOS INC,

ING VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in (4)(b)-(4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%

Not applicable

(g)	Non-Audit Fees: The non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $661,861 for year ended May 31, 2013 and $0 for the year ended May 31, 2012.

(h)	Principal Accountants Independence: the Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2.01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Nominating Committee. The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner. At a minimum, the following information as to each individual proposed for nomination as director should be included: the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by shareholders of the Fund, the Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

(3)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Separate Portfolios (SPorts) Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 2, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 2, 2013